Document and Entity Information	Nov. 18, 2024
Cover [Abstract]
Entity Registrant Name	Terran Orbital Corp
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	LLAP
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001835512
Document Type	8-K
Document Period End Date	Nov. 18, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-40170
Entity Tax Identification Number	98-1572314
Entity Address, Address Line One	6800 Broken Sound Parkway NW
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(585)
Local Phone Number	271-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false